NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6%
	Communications - 3.3%
12,627	AT&T, Inc.	$313,655
393	GoDaddy, Inc., Class A(a)	48,763
298	IDT Corporation, Class B	15,261
2,398	Iridium Communications, Inc.	41,677
7,798	Liberty Global Ltd., Class A(a)	86,870
5,855	Spok Holdings, Inc.	77,227
1,079	Telephone and Data Systems, Inc.	44,239
1,517	T-Mobile US, Inc.	308,012
5,569	Verizon Communications, Inc.	226,825
		1,162,529
	Consumer Discretionary - 0.4%
1,626	Carnival Corporation(a)	49,658
1,004	Fortune Brands Innovations, Inc.	50,220
35	PDD Holdings, Inc. - ADR(a)	3,969
1,189	PROG Holdings, Inc.	35,064
		138,911
	Consumer Staples - 4.8%
3,931	Altria Group, Inc.	226,661
3,715	Brown-Forman Corporation, Class B	96,813
1,532	Colgate-Palmolive Company	121,059
1,788	Constellation Brands, Inc., Class A	246,672
3,267	General Mills, Inc.	151,916
857	Hershey Company (The)	155,957
2,537	Monster Beverage Corporation(a)	194,512
1,969	PepsiCo, Inc.	282,591
1,185	Philip Morris International, Inc.	190,074
1,213	USANA Health Sciences, Inc.(a)	23,811
		1,690,066
	Energy - 7.9%
15,309	Antero Midstream Corporation	272,347
2,243	Cheniere Energy, Inc.	436,017
3,489	Chevron Corporation	531,758
2,865	DT Midstream, Inc.	342,883
4,631	Exxon Mobil Corporation	557,294

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6% (Continued)
	Energy - 7.9% (Continued)
9,169	Kinder Morgan, Inc.	$252,056
671	Targa Resources Corporation	123,800
4,413	Williams Companies, Inc. (The)	265,265
		2,781,420
	Financials - 2.2%
1,459	AerCap Holdings N.V.	209,747
210	Ameriprise Financial, Inc.	102,971
15,924	Annaly Capital Management, Inc.	356,061
153	Interactive Brokers Group, Inc., Class A	9,839
3,920	Regions Financial Corporation	106,232
		784,850
	Health Care - 6.4%
1,034	Abbott Laboratories	129,550
10,716	Bristol-Myers Squibb Company	578,020
2,444	Gilead Sciences, Inc.	299,977
295	HCA Healthcare, Inc.	137,724
2,404	Incyte Corporation(a)	237,443
1,328	Medtronic PLC	127,568
2,818	Merck & Company, Inc.	296,623
17,901	Pfizer, Inc.	445,735
		2,252,640
	Industrials - 5.0%
1,425	3M Company	228,143
16,295	ADT, Inc.	131,501
833	Allegion plc	132,630
113	EMCOR Group, Inc.	69,132
1,757	Fluor Corporation(a)	69,630
3,841	Fortive Corporation	212,061
2,634	Graco, Inc.	215,909
437	Illinois Tool Works, Inc.	107,633
285	Lennox International, Inc.	138,390
52	Pentair PLC	5,415
492	Snap-on, Inc.	169,543
873	Toro Company (The)	68,723

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 47.6% (Continued)
	Industrials - 5.0% (Continued)
333	Trane Technologies PLC	$129,604
98	WW Grainger, Inc.	98,887
		1,777,201
	Materials - 2.9%
1,797	Reliance, Inc.	519,100
426	Royal Gold, Inc.	94,696
2,919	Southern Copper Corporation	418,788
		1,032,584
	Real Estate - 0.7%
943	McGrath RentCorporation	98,949
5,151	VICI Properties, Inc.	144,846
		243,795
	Technology - 6.0%
768	Adobe, Inc.(a)	268,793
604	Autodesk, Inc.(a)	178,791
7,581	Bandwidth, Inc., Class A(a)	117,126
501	Cirrus Logic, Inc.(a)	59,369
1,273	Cisco Systems, Inc.	98,059
873	Clear Secure, Inc., Class A	30,625
2,553	Dolby Laboratories, Inc., Class A	163,953
1,908	Dropbox, Inc., Class A(a)	53,042
161	F5, Inc.(a)	41,097
133	Gartner, Inc.(a)	33,553
4,470	Gen Digital, Inc.	121,539
172	Mastercard, Inc., Class A	98,192
346	Motorola Solutions, Inc.	132,629
900	NetApp, Inc.	96,381
47	NVIDIA Corporation	8,766
548	PTC, Inc.(a)	95,467
442	QUALCOMM, Inc.	75,603
232	Roper Technologies, Inc.	103,270
587	Salesforce, Inc.	155,502
345	Wix.com Ltd.(a)	35,842

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 47.6% (Continued)
	Technology - 6.0% (Continued)
1,714	Zoom Video Communications, Inc.(a)			$147,901
				2,115,500
	Utilities - 8.0%
1,236	American Electric Power Company, Inc.			142,523
1,681	American States Water Company			121,839
1,242	Atmos Energy Corporation			208,196
2,606	Consolidated Edison, Inc.			258,828
1,911	Duke Energy Corporation			223,988
1,511	Edison International			90,690
1,843	Evergy, Inc.			133,599
7,401	Exelon Corporation			322,610
3,255	Genie Energy Ltd., Class B			44,854
3,184	National Fuel Gas Company			254,911
4,449	NiSource, Inc.			185,790
8,178	OGE Energy Corporation			349,200
2,065	Otter Tail Corporation			166,873
1,397	PG&E Corporation			22,450
2,453	WEC Energy Group, Inc.			258,693
				2,785,044

	TOTAL COMMON STOCKS (Cost $16,520,138)			16,764,540

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 25.4%
	U.S. TREASURY BILLS — 25.4%
9,000,000	United States Treasury Bill(b)	—	02/26/26	8,950,631
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,948,130)

	TOTAL INVESTMENTS - 73.0% (Cost $25,468,268)			$25,715,171
	OTHER ASSETS IN EXCESS OF LIABILITIES- 27.0%			9,508,005
	NET ASSETS - 100.0%			$35,223,176

(a)	Non-income producing security.

(b)	Zero coupon bond.

ADR - American Depositary Receipt

LTD - Limited Company

MSCI - Morgan Stanley Capital International

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

S.A. - Société Anonyme

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS
Notional Amount at December 31, 2025	Number of Shares	Reference Obligation#	Floating☑ Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$4,103	28	3M Co	FEDEF-1D +45 bps	Pay	11/23/2025	$278	$—	$278
(265,788)	(5,324)	Abm Industries Inc	FEDEF-1D -35 bps	Receive	11/23/2025	44,281	—	44,281
285,906	1,153	Accenture Plc-Cl A	FEDEF-1D +45 bps	Pay	11/23/2025	21,489	—	21,489
(463,077)	(36,037)	Acuren Corporation	FEDEF-1D +45 bps	Receive	11/23/2025	102,556	—	102,556
(312,257)	(31,245)	Acv Auctions Inc-A	FEDEF-1D -35 bps	Receive	11/23/2025	64,719	—	64,719
(151,946)	(1,310)	Addus Homecare Corp	FEDEF-1D -35 bps	Receive	11/23/2025	12,737	—	12,737
115,933	16,460	Adt Inc	FEDEF-1D +45 bps	Pay	11/23/2025	15,071	—	15,071
175,021	1,789	Aercap Holdings Nv	FEDEF-1D +45 bps	Pay	11/23/2025	74,834	—	74,834
132,637	13,061	Aes Corp	FEDEF-1D +45 bps	Pay	11/23/2025	56,075	—	56,075
(224,143)	(859)	Air Products & Chemicals	FEDEF-1D -35 bps	Receive	11/23/2025	12,584	—	12,584
100,618	1,349	Akamai Technologies	FEDEF-1D +45 bps	Pay	11/23/2025	16,376	—	16,376
(139,920)	(1,939)	Albemarle Corp	FEDEF-1D -35 bps	Receive	11/23/2025	(132,607)	—	(132,607)
500,642	16,298	Alcoa Corp	FEDEF-1D +45 bps	Pay	11/23/2025	357,630	—	357,630
(78,408)	(368)	Alexander'S Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(1,574)	—	(1,574)
94,333	723	Allegion Plc	FEDEF-1D +45 bps	Pay	11/23/2025	18,473	—	18,473
120,908	722	Alpha Metallurgical	FEDEF-1D +45 bps	Pay	11/23/2025	21,409	—	21,409
2,620	51	Altria Group Inc	FEDEF-1D +45 bps	Pay	11/23/2025	411	—	411
90,635	924	American Electric Power	FEDEF-1D +45 bps	Pay	11/23/2025	14,575	—	14,575
(180,777)	(6,354)	American Healthcare	FEDEF-1D -35 bps	Receive	11/23/2025	(118,238)	—	(118,238)
137,530	263	Ameriprise Financial	FEDEF-1D +45 bps	Pay	11/23/2025	(12,773)	—	(12,773)
(182,322)	(3,504)	Amrize Ltd	FEDEF-1D -35 bps	Receive	11/23/2025	(6,664)	—	(6,664)
325,066	5,625	Anglogold Ashanti Plc	FEDEF-1D +45 bps	Pay	11/23/2025	149,419	—	149,419
43,324	2,422	Annaly Capital Management	FEDEF-1D +45 bps	Pay	11/23/2025	9,344	—	9,344
304,714	9,859	Anterix Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(99,441)	—	(99,441)
151,865	9,614	Antero Midstream Corp	FEDEF-1D +45 bps	Pay	11/23/2025	19,776	—	19,776
146,063	611	Applied Industrial Technologies	FEDEF-1D +45 bps	Pay	11/23/2025	6,230	—	6,230
58,009	145	Applovin Corp	FEDEF-1D +45 bps	Pay	11/23/2025	38,094	—	38,094
(110,360)	(1,473)	Arcbest Corp	FEDEF-1D -35 bps	Receive	11/23/2025	2,459	—	2,459
258,050	4,253	Archer-Daniels-Midland	FEDEF-1D +45 bps	Pay	11/23/2025	(14,442)	—	(14,442)
(229,639)	(8,736)	Archrock Inc	FEDEF-1D -35 bps	Receive	11/23/2025	2,727	—	2,727
503,820	10,175	Array Digital Infras	FEDEF-1D +45 bps	Pay	11/23/2025	38,279	—	38,279
(416,710)	(7,626)	Ashland Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(30,379)	—	(30,379)
160,918	2,222	Ast Spacemobile Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(640)	—	(640)
192,808	8,280	At&T Inc	FEDEF-1D +45 bps	Pay	11/23/2025	11,875	—	11,875
(358,450)	(8,832)	Atlanta Braves Holdings	FEDEF-1D -35 bps	Receive	11/23/2025	17,683	—	17,683
195,677	5,720	Atlantic Union Banks	FEDEF-1D +45 bps	Pay	11/23/2025	4,929	—	4,929
139,736	6,577	Atn International Inc	FEDEF-1D +45 bps	Pay	11/23/2025	11,541	—	11,541
(339,243)	(2,257)	Balchem Corp	FEDEF-1D -35 bps	Receive	11/23/2025	(5,776)	—	(5,776)
(377,081)	(7,228)	Ball Corp	FEDEF-1D -35 bps	Receive	11/23/2025	2,171	—	2,171
350,876	21,155	Bandwidth Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(37,701)	—	(37,701)
(272,945)	(6,718)	Barrett Business Svc	FEDEF-1D -35 bps	Receive	11/23/2025	30,704	—	30,704
(157,238)	(5,916)	Bbb Foods Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(38,787)	—	(38,787)
349,307	1,972	Biogen Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(3,470)	—	(3,470)
162,948	1,661	Biontech Se-Adr	FEDEF-1D +45 bps	Pay	11/23/2025	(5,386)	—	(5,386)
(368,531)	(16,343)	Bkv Corporation	FEDEF-1D -35 bps	Receive	11/23/2025	(67,361)	—	(67,361)
138,771	2,998	Blue Bird Corp	FEDEF-1D +45 bps	Pay	11/23/2025	(916)	—	(916)
(166,836)	(1,039)	C.H. Robinson Worldwide	FEDEF-1D -35 bps	Receive	11/23/2025	(379)	—	(379)
(352,822)	(8,636)	Cactus Inc - A	FEDEF-1D -35 bps	Receive	11/23/2025	(39,465)	—	(39,465)
291,316	3,000	Cal-Maine Foods Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(49,181)	—	(49,181)
(179,565)	(1,574)	Camden Property Trust	FEDEF-1D -35 bps	Receive	11/23/2025	6,350	—	6,350
96,994	221	Carlisle Cos Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(30,361)	—	(30,361)
84,922	3,577	Carnival Corp	FEDEF-1D +45 bps	Pay	11/23/2025	20,902	—	20,902

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS
Notional Amount at December 31, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$150,921	973	Cdw Corp/De	FEDEF-1D +45 bps	Pay	11/23/2025	$(18,826)	$—	$(18,826)
(95,715)	(26,929)	Ceco Environmental	FEDEF-1D -35 bps	Receive	11/23/2025	(58,924)	—	(58,924)
(180,736)	(3,452)	Celanese Corp	FEDEF-1D -35 bps	Receive	11/23/2025	37,762	—	37,762
206,096	5,751	Centene Corp	FEDEF-1D +45 bps	Pay	11/23/2025	29,402	—	29,402
(393,959)	(20,505)	Chemours Co/The	FEDEF-1D -35 bps	Receive	11/23/2025	158,717	—	158,717
108,659	4,946	Cia De Minas Buenave	FEDEF-1D +45 bps	Pay	11/23/2025	28,943	—	28,943
(130,583)	(4,875)	Cinemark Holdings Inc	FEDEF-1D -35 bps	Receive	11/23/2025	17,657	—	17,657
77,390	752	Cirrus Logic Inc	FEDEF-1D +45 bps	Pay	11/23/2025	7,653	—	7,653
94,761	4,019	Clear Secure Inc	FEDEF-1D +45 bps	Pay	11/23/2025	45,463	—	45,463
82,682	7,952	Cnh Industrial Nv	FEDEF-1D +45 bps	Pay	11/23/2025	(9,934)	—	(9,934)
(229,002)	(7,334)	Cnx Resources Corp	FEDEF-1D -35 bps	Receive	11/23/2025	(37,661)	—	(37,661)
115,235	1,024	Coca-Cola Consolidated	FEDEF-1D +45 bps	Pay	11/23/2025	39,218	—	39,218
267,922	3,686	Cognizant Tech Solutions	FEDEF-1D +45 bps	Pay	11/23/2025	37,292	—	37,292
(188,915)	(12,235)	Columbia Financial Inc	FEDEF-1D -35 bps	Receive	11/23/2025	612	—	612
291,334	5,406	Commercial Metals Co	FEDEF-1D +45 bps	Pay	11/23/2025	77,696	—	77,696
72,383	4,215	Compass Minerals Int	FEDEF-1D +45 bps	Pay	11/23/2025	9,895	—	9,895
(176,810)	(9,684)	Comstock Resources Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(45,745)	—	(45,745)
255,699	2,648	Consolidated Edison	FEDEF-1D +45 bps	Pay	11/23/2025	7,775	—	7,775
139,186	9,617	Constellium Se	FEDEF-1D +45 bps	Pay	11/23/2025	39,033	—	39,033
87,276	1,212	Cooper Cos Inc/The	FEDEF-1D +45 bps	Pay	11/23/2025	9,459	—	9,459
(93,938)	(1,134)	Core Natural Resources	FEDEF-1D -35 bps	Receive	11/23/2025	(5,637)	—	(5,637)
(279,520)	(1,466)	Cra International Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(13,951)	—	(13,951)
(90,851)	(892)	Crown Castle Inc	FEDEF-1D -35 bps	Receive	11/23/2025	11,176	—	11,176
(351,052)	(9,940)	Csx Corp	FEDEF-1D -35 bps	Receive	11/23/2025	(8,355)	—	(8,355)
156,025	313	Cummins Inc	FEDEF-1D +45 bps	Pay	11/23/2025	3,202	—	3,202
(279,097)	(12,145)	Curbline Properties	FEDEF-1D -35 bps	Receive	11/23/2025	(291)	—	(291)
265,619	3,356	Cvs Health Corp	FEDEF-1D +45 bps	Pay	11/23/2025	(210)	—	(210)
91,888	204	Daily Journal Corp	FEDEF-1D +45 bps	Pay	11/23/2025	5,949	—	5,949
211,635	1,493	Davita Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(46,855)	—	(46,855)
153,717	955	Dell Technologies -C	FEDEF-1D +45 bps	Pay	11/23/2025	(34,554)	—	(34,554)
138,360	12,880	Dht Holdings Inc	FEDEF-1D +45 bps	Pay	11/23/2025	21,931	—	21,931
(64,670)	(8,029)	Diamondrock Hospital	FEDEF-1D -35 bps	Receive	11/23/2025	(7,974)	—	(7,974)
140,913	1,289	Dollar General Corp	FEDEF-1D +45 bps	Pay	11/23/2025	29,732	—	29,732
118,215	5,507	Dorian Lpg Ltd	FEDEF-1D +45 bps	Pay	11/23/2025	21,724	—	21,724
(83,035)	(3,642)	Dow Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(3,472)	—	(3,472)
76,720	2,862	Dropbox Inc-Class A	FEDEF-1D +45 bps	Pay	11/23/2025	(238)	—	(238)
308,002	2,305	Dte Energy Company	FEDEF-1D +45 bps	Pay	11/23/2025	(9,087)	—	(9,087)
257,235	2,240	Duke Energy Corp	FEDEF-1D +45 bps	Pay	11/23/2025	1,241	—	1,241
(272,830)	(1,228)	Eagle Materials Inc	FEDEF-1D -35 bps	Receive	11/23/2025	19,487	—	19,487
417,012	7,503	Edison International	FEDEF-1D +45 bps	Pay	11/23/2025	33,935	—	33,935
(97,541)	(3,801)	Element Solutions Inc	FEDEF-1D -35 bps	Receive	11/23/2025	2,827	—	2,827
279,930	873	Elevance Health Inc	FEDEF-1D +45 bps	Pay	11/23/2025	26,035	—	26,035
(175,086)	(10,124)	Elme Communities	FEDEF-1D -35 bps	Receive	11/23/2025	(579)	—	(579)
112,912	9,680	Embecta Corp	FEDEF-1D +45 bps	Pay	11/23/2025	2,641	—	2,641
96,115	208	Emcor Group Inc	FEDEF-1D +45 bps	Pay	11/23/2025	27,256	—	27,256
172,070	2,677	Evergy Inc	FEDEF-1D +45 bps	Pay	11/23/2025	20,198	—	20,198
347,779	5,036	Eversource Energy	FEDEF-1D +45 bps	Pay	11/23/2025	(6,566)	—	(6,566)
153,495	5,141	Excelerate Energy Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(12,559)	—	(12,559)
(184,262)	(1,256)	Expeditors Intl Wash	FEDEF-1D -35 bps	Receive	11/23/2025	(2,377)	—	(2,377)
(361,202)	(5,223)	Exponent Inc	FEDEF-1D -35 bps	Receive	11/23/2025	289	—	289
60,166	242	F5 Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(1,477)	—	(1,477)
103,679	624	Federal Agric Mtg Co	FEDEF-1D +45 bps	Pay	11/23/2025	5,108	—	5,108

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS
Notional Amount at December 31, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$(240,860)	(13,531)	First Advantage Corp	FEDEF-1D -35 bps	Receive	11/23/2025	$49,619	$—	$49,619
183,808	3,955	Firstenergy Corp	FEDEF-1D +45 bps	Pay	11/23/2025	(7,381)	—	(7,381)
128,835	3,431	Fluor Corp	FEDEF-1D +45 bps	Pay	11/23/2025	3,118	—	3,118
(183,255)	(6,887)	Forestar Group Inc	FEDEF-1D -35 bps	Receive	11/23/2025	15,592	—	15,592
192,979	1,878	Fortinet Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(48,978)	—	(48,978)
137,105	2,195	Fortune Brands Innovation	FEDEF-1D +45 bps	Pay	11/23/2025	(30,876)	—	(30,876)
431,405	11,368	Freeport-Mcmoran Inc	FEDEF-1D +45 bps	Pay	11/23/2025	138,676	—	138,676
(360,424)	(2,246)	Fti Consulting Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(19,829)	—	(19,829)
184,450	551	Gartner Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(50,863)	—	(50,863)
170,002	1,062	Gatx Corp	FEDEF-1D +45 bps	Pay	11/23/2025	8,426	—	8,426
149,501	1,876	Ge Healthcare Technologies	FEDEF-1D +45 bps	Pay	11/23/2025	3,847	—	3,847
27,866	1,020	Gen Digital Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(880)	—	(880)
77,469	568	Generac Holdings Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(3,114)	—	(3,114)
213,602	639	General Dynamics Corp	FEDEF-1D +45 bps	Pay	11/23/2025	781	—	781
202,585	13,687	Genie Energy Ltd-B	FEDEF-1D +45 bps	Pay	11/23/2025	(17,586)	—	(17,586)
(116,556)	(15,193)	Global Net Lease Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(15,318)	—	(15,318)
89,411	3,255	Globalstar Inc	FEDEF-1D +45 bps	Pay	11/23/2025	107,618	—	107,618
108,510	590	Godaddy Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(40,262)	—	(40,262)
87,076	9,828	Gogo Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(41,870)	—	(41,870)
(242,140)	(10,479)	Graphic Packaging Holdings	FEDEF-1D -35 bps	Receive	11/23/2025	85,566	—	85,566
(114,736)	(8,898)	Grindr Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(5,411)	—	(5,411)
(135,441)	(5,329)	Guardian Phrmcy Services	FEDEF-1D -35 bps	Receive	11/23/2025	(23,607)	—	(23,607)
(374,204)	(2,137)	Gulfport Energy Corp	FEDEF-1D -35 bps	Receive	11/23/2025	(64,533)	—	(64,533)
(117,754)	(3,709)	Gxo Logistics Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(74,289)	—	(74,289)
(67,306)	(1,380)	H.B. Fuller Co.	FEDEF-1D -35 bps	Receive	11/23/2025	(13,813)	—	(13,813)
(245,836)	(1,866)	Hawkins Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(18,559)	—	(18,559)
(279,824)	(19,393)	Healthcare Realty Trust	FEDEF-1D -35 bps	Receive	11/23/2025	(52,944)	—	(52,944)
71,402	9,164	Hecla Mining Co	FEDEF-1D +45 bps	Pay	11/23/2025	103,204	—	103,204
(86,156)	(3,940)	Helmerich & Payne	FEDEF-1D -35 bps	Receive	11/23/2025	(27,007)	—	(27,007)
241,058	10,149	Hewlett Packard	FEDEF-1D +45 bps	Pay	11/23/2025	2,721	—	2,721
432,219	8,150	Hf Sinclair Corp	FEDEF-1D +45 bps	Pay	11/23/2025	(58,165)	—	(58,165)
278,150	10,299	Hp Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(47,515)	—	(47,515)
(332,513)	(9,922)	Hub Group Inc-Cl A	FEDEF-1D -35 bps	Receive	11/23/2025	(86,362)	—	(86,362)
195,590	826	Humana Inc	FEDEF-1D +45 bps	Pay	11/23/2025	13,587	—	13,587
355,653	6,752	Idt Corp-Class B	FEDEF-1D +45 bps	Pay	11/23/2025	(23,407)	—	(23,407)
322,297	53,113	Ihs Holding Ltd	FEDEF-1D +45 bps	Pay	11/23/2025	68,129	—	68,129
147,575	558	Illinois Tool Works	FEDEF-1D +45 bps	Pay	11/23/2025	(12,472)	—	(12,472)
(289,200)	(7,855)	Imax Corp	FEDEF-1D -35 bps	Receive	11/23/2025	(308)	—	(308)
(160,644)	(4,043)	Ingevity Corp	FEDEF-1D -35 bps	Receive	11/23/2025	(73,664)	—	(73,664)
(73,007)	(1,324)	Innodata Inc	FEDEF-1D -54 bps	Receive	11/23/2025	5,744	—	5,744
175,319	3,680	Interactive Brokers	FEDEF-1D +45 bps	Pay	11/23/2025	54,634	—	54,634
(173,540)	(3,842)	International Paper	FEDEF-1D -35 bps	Receive	11/23/2025	21,704	—	21,704
(298,358)	(3,656)	Intl Flavors & Fragrances	FEDEF-1D -35 bps	Receive	11/23/2025	57,658	—	57,658
360,501	11,982	Iridium Communications	FEDEF-1D +45 bps	Pay	11/23/2025	(159,212)	—	(159,212)
(194,240)	(1,462)	Jacobs Solutions Inc	FEDEF-1D -35 bps	Receive	11/23/2025	3,227	—	3,227
(207,114)	(13,181)	Jbg Smith Properties	FEDEF-1D -35 bps	Receive	11/23/2025	(20,562)	—	(20,562)
(68,096)	(5,552)	Jumia Technologies	FEDEF-1D -89 bps	Receive	11/23/2025	(1,071)	—	(1,071)
131,978	1,543	Kaiser Aluminum Corp	FEDEF-1D +45 bps	Pay	11/23/2025	44,653	—	44,653
95,451	103	Kla Corp	FEDEF-1D +45 bps	Pay	11/23/2025	27,918	—	27,918
(385,300)	(4,746)	Knife River Corp	FEDEF-1D -35 bps	Receive	11/23/2025	57,152	—	57,152
(185,151)	(3,933)	Knight-Swift Transportation	FEDEF-1D -35 bps	Receive	11/23/2025	(18,635)	—	(18,635)
(349,757)	(9,850)	Kodiak Gas Services	FEDEF-1D -35 bps	Receive	11/23/2025	(19,154)	—	(19,154)

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS
Notional Amount at December 31, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$273,054	4,153	Kroger Co	FEDEF-1D +45 bps	Pay	11/23/2025	$(14,288)	$—	$(14,288)
182,094	6,304	Kyndryl Holdings Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(15,911)	—	(15,911)
(353,910)	(2,916)	Landstar System Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(62,912)	—	(62,912)
40,186	980	Lendingtree Inc	FEDEF-1D +45 bps	Pay	11/23/2025	9,962	—	9,962
(77,621)	(1,480)	Lgi Homes Inc	FEDEF-1D -35 bps	Receive	11/23/2025	14,259	—	14,259
(106,088)	(9,366)	Liberty Energy Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(66,910)	—	(66,910)
463,576	39,858	Liberty Global Ltd-A	FEDEF-1D +45 bps	Pay	11/23/2025	(35,482)	—	(35,482)
227,940	28,990	Liberty Latin America	FEDEF-1D +45 bps	Pay	11/23/2025	(13,165)	—	(13,165)
(315,159)	(4,438)	Liberty Media Corp	FEDEF-1D -35 bps	Receive	11/23/2025	(44,609)	—	(44,609)
151,544	3,706	Lincoln National Corp	FEDEF-1D +45 bps	Pay	11/23/2025	12,955	—	12,955
(194,827)	(26,519)	Lionsgate Studios Co	FEDEF-1D -35 bps	Receive	11/23/2025	(46,728)	—	(46,728)
(242,568)	(2,931)	Louisiana-Pacific Co	FEDEF-1D -35 bps	Receive	11/23/2025	6,541	—	6,541
120,204	604	Lululemon Athletica	FEDEF-1D +45 bps	Pay	11/23/2025	3,253	—	3,253
(101,715)	(1,835)	Lyondellbasell Induustries	FEDEF-1D -35 bps	Receive	11/23/2025	19,577	—	19,577
(313,844)	(16,858)	Macerich Co/The	FEDEF-1D -35 bps	Receive	11/23/2025	3,890	—	3,890
(351,181)	(7,802)	Madison Square Garden	FEDEF-1D -35 bps	Receive	11/23/2025	(65,946)	—	(65,946)
(372,597)	(1,681)	Madison Square Gardens	FEDEF-1D -35 bps	Receive	11/23/2025	(58,638)	—	(58,638)
(360,009)	(14,545)	Magnolia Oil & Gas Companies	FEDEF-1D -35 bps	Receive	11/23/2025	42,941	—	42,941
(166,319)	(10,536)	Manchester United Plc	FEDEF-1D -35 bps	Receive	11/23/2025	(946)	—	(946)
200,426	4,338	Maplebear Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(10,627)	—	(10,627)
362,885	1,857	Marathon Petroleum Co	FEDEF-1D +45 bps	Pay	11/23/2025	(61,608)	—	(61,608)
(181,980)	(18,027)	Marten Transport Ltd	FEDEF-1D -35 bps	Receive	11/23/2025	(23,295)	—	(23,295)
(117,479)	(261)	Martin Marietta Materials	FEDEF-1D -35 bps	Receive	11/23/2025	(42,421)	—	(42,421)
268,438	3,537	Masco Corp	FEDEF-1D +45 bps	Pay	11/23/2025	(51,142)	—	(51,142)
189,923	2,308	Materion Corp	FEDEF-1D +45 bps	Pay	11/23/2025	92,870	—	92,870
262,605	2,531	Mcgrath Rentcorp	FEDEF-1D +45 bps	Pay	11/23/2025	(2,184)	—	(2,184)
31,487	353	Merck & Co. Inc.	FEDEF-1D +45 bps	Pay	11/23/2025	5,571	—	5,571
251,666	9,538	Mesabi Trust	FEDEF-1D +45 bps	Pay	11/23/2025	113,637	—	113,637
136,247	1,053	Micron Technology Inc	FEDEF-1D +45 bps	Pay	11/23/2025	161,680	—	161,680
514,380	11,127	Millicom Intl Cellular	FEDEF-1D +45 bps	Pay	11/23/2025	100,117	—	100,117
(310,222)	(5,557)	Minerals Technologies	FEDEF-1D -35 bps	Receive	11/23/2025	(22,724)	—	(22,724)
172,239	730	Molina Healthcare In	FEDEF-1D +45 bps	Pay	11/23/2025	(49,258)	—	(49,258)
214,107	2,584	Mueller Industries Ilc	FEDEF-1D +45 bps	Pay	11/23/2025	78,964	—	78,964
72,350	1,139	National Fuel Gas Co	FEDEF-1D +45 bps	Pay	11/23/2025	17,961	—	17,961
124,518	9,753	Navigator Holdings LLC	FEDEF-1D +45 bps	Pay	11/23/2025	42,136	—	42,136
137,122	12,514	Nerdwallet Inc-Cl A	FEDEF-1D +45 bps	Pay	11/23/2025	28,946	—	28,946
(12,783)	(15,552)	Newmark Group Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(53,426)	—	(53,426)
(122,450)	(161)	Newmarket Corp	FEDEF-1D -35 bps	Receive	11/23/2025	11,663	—	11,663
351,828	6,545	Newmont Corp	FEDEF-1D +45 bps	Pay	11/23/2025	295,447	—	295,447
37,602	930	Nextpower Inc-Cl A	FEDEF-1D +45 bps	Pay	11/23/2025	42,181	—	42,181
244,206	6,138	Nisource Inc	FEDEF-1D +45 bps	Pay	11/23/2025	7,599	—	7,599
321,953	2,259	Nucor Corp	FEDEF-1D +45 bps	Pay	11/23/2025	43,498	—	43,498
97,425	689	Nvidia Corp	FEDEF-1D +45 bps	Pay	11/23/2025	28,414	—	28,414
556,089	12,886	Occidental Petroleum	FEDEF-1D +45 bps	Pay	11/23/2025	(30,564)	—	(30,564)
(366,425)	(14,551)	Oceaneering Intl Inc	FEDEF-1D -35 bps	Receive	11/23/2025	20,239	—	20,239
91,976	2,111	Oge Energy Corp	FEDEF-1D +45 bps	Pay	11/23/2025	(3,126)	—	(3,126)
(66,882)	(5,216)	O-I Glass Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(8,567)	—	(8,567)
(228,502)	(1,652)	Old Dominion Freight	FEDEF-1D -35 bps	Receive	11/23/2025	(29,890)	—	(29,890)
(197,493)	(9,182)	Olin Corp	FEDEF-1D -35 bps	Receive	11/23/2025	5,646	—	5,646
77,648	1,544	On Semiconductor	FEDEF-1D +45 bps	Pay	11/23/2025	5,421	—	5,421
564,587	7,931	Oneok Inc	FEDEF-1D +45 bps	Pay	11/23/2025	16,374	—	16,374
295,244	2,319	Oshkosh Corp	FEDEF-1D +45 bps	Pay	11/23/2025	(4,936)	—	(4,936)

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS
Notional Amount at December 31, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$194,229	2,568	Otter Tail Corp	FEDEF-1D +45 bps	Pay	11/23/2025	$10,299	$—	$10,299
212,800	1,726	Owens Corning	FEDEF-1D +45 bps	Pay	11/23/2025	(21,055)	—	(21,055)
244,038	13,259	P G & E Corp	FEDEF-1D +45 bps	Pay	11/23/2025	(39,008)	—	(39,008)
135,626	2,879	Par Pacific Holdings	FEDEF-1D +45 bps	Pay	11/23/2025	(34,927)	—	(34,927)
114,597	1,043	Pdd Holdings Inc	FEDEF-1D +45 bps	Pay	11/23/2025	1,349	—	1,349
(90,256)	(8,844)	Pebblebrook Hotel Trust	FEDEF-1D -35 bps	Receive	11/23/2025	(8,746)	—	(8,746)
(136,239)	(10,595)	Pennymac Mortgage Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(583)	—	(583)
67,370	724	Pentair Plc	FEDEF-1D +45 bps	Pay	11/23/2025	5,890	—	5,890
(107,166)	(3,901)	Perimeter Solutions	FEDEF-1D -35 bps	Receive	11/23/2025	72	—	72
303,037	2,200	Phillips 66	FEDEF-1D +45 bps	Pay	11/23/2025	(18,647)	—	(18,647)
150,375	3,058	Pilgrim'S Pride Corp	FEDEF-1D +45 bps	Pay	11/23/2025	(28,722)	—	(28,722)
320,183	7,060	Portland General Electric	FEDEF-1D +45 bps	Pay	11/23/2025	20,293	—	20,293
(275,828)	(11,851)	Privia Health Group	FEDEF-1D -35 bps	Receive	11/23/2025	(2,499)	—	(2,499)
167,029	4,572	Prog Holdings Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(36,902)	—	(36,902)
15,972	88	Ptc Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(1,362)	—	(1,362)
(139,459)	(10,662)	Purecycle Technologies	FEDEF-1D -74 bps	Receive	11/23/2025	49,620	—	49,620
(182,418)	(5,119)	Pursuit Attractions	FEDEF-1D -35 bps	Receive	11/23/2025	11,021	—	11,021
(181,041)	(1,318)	Quaker Chemical Corp	FEDEF-1D -35 bps	Receive	11/23/2025	1,675	—	1,675
133,942	883	Qualcomm Inc	FEDEF-1D +45 bps	Pay	11/23/2025	15,853	—	15,853
(305,581)	(8,961)	Range Resources Corp	FEDEF-1D -35 bps	Receive	11/23/2025	(6,191)	—	(6,191)
(164,552)	(1,672)	Rb Global Inc	FEDEF-1D -35 bps	Receive	11/23/2025	(6,984)	—	(6,984)
157,552	1,143	Regal Rexnord Corp	FEDEF-1D +45 bps	Pay	11/23/2025	2,139	—	2,139
181,087	241	Regeneron Pharmaceuticals	FEDEF-1D +45 bps	Pay	11/23/2025	4,305	—	4,305
199,128	8,434	Regions Financial Co	FEDEF-1D +45 bps	Pay	11/23/2025	30,073	—	30,073
138,128	718	Reinsurance Group	FEDEF-1D +45 bps	Pay	11/23/2025	7,475	—	7,475
18,212	62	Reliance Inc	FEDEF-1D +45 bps	Pay	11/23/2025	(471)	—	(471)
197,547	3,751	Rush Enterprises Inc	FEDEF-1D +45 bps	Pay	11/23/2025	4,093	—	4,093
(213,049)	(14,992)	Rxo Inc	FEDEF-1D -35 bps	Receive	11/23/2025	28,074	—	28,074
(255,495)	(3,512)	Sabine Royalty Trust	FEDEF-1D -69 bps	Receive	11/23/2025	14,130	—	14,130
(159,271)	(6,225)	Schneider National	FEDEF-1D -35 bps	Receive	11/23/2025	(4,082)	—	(4,082)
144,906	3,735	Scorpio Tankers Inc	FEDEF-1D +45 bps	Pay	11/23/2025	44,775	—	44,775
(89,704)	(1,407)	Scotts Miracle-Gro C	FEDEF-1D - 35 bps	Receive	11/23/2025	7,050	—	7,050
(301,638)	(9,564)	Seadrill Limited	FEDEF-1D - 64 bps	Receive	11/23/2025	(26,593)	—	(26,593)
(337,702)	(3,605)	Sensient Technologies	FEDEF-1D - 45 bps	Receive	11/23/2025	(286)	—	(286)
(329,187)	(7,494)	Silgan Holdings Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	30,304	—	30,304
(110,726)	(7,429)	Six Flags Entertainment	FEDEF-1D - 35 bps	Receive	11/23/2025	(2,924)	—	(2,924)
(284,756)	(4,434)	Sl Green Realty Corp	FEDEF-1D - 35 bps	Receive	11/23/2025	80,392	—	80,392
121,844	359	Snap-On Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	(514)	—	(514)
(189,296)	(5,895)	Solaris Energy Infrastructure	FEDEF-1D - 35 bps	Receive	11/23/2025	(80,482)	—	(80,482)
8,536	82	Southern Copper Corp	FEDEF-1D + 45 bps	Pay	11/23/2025	3,073	—	3,073
(247,545)	(2,985)	Sphere Entertainment	FEDEF-1D - 35 bps	Receive	11/23/2025	(35,575)	—	(35,575)
280,887	16,733	Spok Holdings Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	(50,497)	—	(50,497)
195,856	7,238	St Corp-Class A	FEDEF-1D + 45 bps	Pay	11/23/2025	19,129	—	19,129
266,730	3,766	Stanley Black & Deck	FEDEF-1D + 45 bps	Pay	11/23/2025	12,079	—	12,079
87,045	12,773	Stealthgas Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	2,318	—	2,318
284,445	1,960	Steel Dynamics Inc	FEDEF-1D - 35 bps	Pay	11/23/2025	45,975	—	45,975
(224,528)	(1,758)	Sun Communities Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	6,270	—	6,270
246,096	30,716	Suncoke Energy Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	(21,916)	—	(21,916)
(149,248)	(765)	Take-Two Interactive	FEDEF-1D - 35 bps	Receive	11/23/2025	(42,472)	—	(42,472)
189,670	1,149	Targa Resources Corp	FEDEF-1D + 45 bps	Pay	11/23/2025	19,622	—	19,622
228,893	2,359	Target Corp	FEDEF-1D + 45 bps	Pay	11/23/2025	1,511	—	1,511
106,535	694	Td Synnex Corp	FEDEF-1D + 45 bps	Pay	11/23/2025	(3,014)	—	(3,014)

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS
Notional Amount at December 31, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$102,542	2,288	Teekay Tankers Ltd	FEDEF-1D + 45 bps	Pay	11/23/2025	$18,426	$—	$18,426
458,812	12,284	Telephone And Data Systems	FEDEF-1D + 45 bps	Pay	11/23/2025	33,044	—	33,044
330,123	9,465	Ternium Sa-Sponsored	FEDEF-1D + 45 bps	Pay	11/23/2025	36,332	—	36,332
(69,585)	(9,056)	Tetra Technologies	FEDEF-1D - 35 bps	Receive	11/23/2025	(15,075)	—	(15,075)
186,867	2,272	Textron Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	10,578	—	10,578
180,699	693	The Cigna Group	FEDEF-1D + 45 bps	Pay	11/23/2025	10,128	—	10,128
(94,687)	(11,704)	Thredup Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	20,372	—	20,372
(248,652)	(4,265)	Tidewater Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	35,652	—	35,652
255,355	1,006	T-Mobile Us Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	(58,468)	—	(58,468)
(298,162)	(7,360)	Tootsie Roll Inds	FEDEF-1D - 35 bps	Receive	11/23/2025	30,123	—	30,123
359,878	4,526	Toro Co	FEDEF-1D + 45 bps	Pay	11/23/2025	(10,484)	—	(10,484)
124,824	4,824	Trubridge Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	(22,143)	—	(22,143)
114,025	2,556	Truist Financial Corp	FEDEF-1D + 45 bps	Pay	11/23/2025	11,086	—	11,086
345,620	6,333	Tyson Foods Inc-Cl A	FEDEF-1D + 45 bps	Pay	11/23/2025	26,125	—	26,125
(156,636)	(4,076)	Udr Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	7,639	—	7,639
285,129	7,778	Ugi Corp	FEDEF-1D + 45 bps	Pay	11/23/2025	7,154	—	7,154
203,126	257	United Rentals Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	1,247	—	1,247
(243,040)	(2,109)	United States Lime	FEDEF-1D - 35 bps	Receive	11/23/2025	(8,481)	—	(8,481)
115,544	372	Unitedhealth Group	FEDEF-1D + 45 bps	Pay	11/23/2025	4,645	—	4,645
142,101	23,304	Uniti Group Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	20,331	—	20,331
(62,761)	(15,876)	Uranium Energy Corp	FEDEF-1D - 35 bps	Receive	11/23/2025	(121,116)	—	(121,116)
163,318	5,895	Usana Health Science	FEDEF-1D + 45 bps	Pay	11/23/2025	(52,290)	—	(52,290)
225,915	5,023	V2X Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	41,998	—	41,998
(71,807)	(1,422)	Valaris Ltd	FEDEF-1D - 35 bps	Receive	11/23/2025	830	—	830
325,009	1,893	Valero Energy Corp	FEDEF-1D + 45 bps	Pay	11/23/2025	(17,029)	—	(17,029)
392,356	8,192	Veon Ltd	FEDEF-1D + 45 bps	Pay	11/23/2025	35,567	—	35,567
(351,669)	(22,394)	Veris Residential Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	23,663	—	23,663
325,221	7,622	Verizon Communications	FEDEF-1D + 45 bps	Pay	11/23/2025	(11,158)	—	(11,158)
(275,188)	(12,513)	Verra Mobility Corp	FEDEF-1D - 35 bps	Receive	11/23/2025	(4,454)	—	(4,454)
(374,400)	(9,498)	Viper Energy Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	5,745	—	5,745
(94,534)	(1,921)	Vista Energy Sab De	FEDEF-1D - 35 bps	Receive	11/23/2025	1,323	—	1,323
398,182	9,875	Vornado Realty Trust	FEDEF-1D + 45 bps	Pay	11/23/2025	(66,916)	—	(66,916)
(100,818)	(344)	Vulcan Materials Co	FEDEF-1D - 35 bps	Receive	11/23/2025	2,986	—	2,986
(101,327)	(3,591)	Warner Music Group C	FEDEF-1D - 35 bps	Receive	11/23/2025	(8,524)	—	(8,524)
24,738	233	Wec Energy Group Inc	FEDEF-1D + 45 bps	Pay	11/23/2025	(521)	—	(521)
(65,531)	(478)	Welltower Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	(22,399)	—	(22,399)
(371,124)	(13,221)	Werner Enterprises	FEDEF-1D - 35 bps	Receive	11/23/2025	(22,849)	—	(22,849)
(343,323)	(3,727)	Westlake Corp	FEDEF-1D - 35 bps	Receive	11/23/2025	72,083	—	72,083
(145,004)	(5,771)	Weyerhaeuser Co	FEDEF-1D - 35 bps	Receive	11/23/2025	8,779	—	8,779
(98,344)	(1,040)	Willdan Group Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	(8,985)	—	(8,985)
(177,823)	(428)	Winmark Corp	FEDEF-1D - 35 bps	Receive	11/23/2025	3,009	—	3,009
126,017	669	Wix.Com Ltd	FEDEF-1D + 45 bps	Pay	11/23/2025	(61,090)	—	(61,090)
136,663	5,236	World Kinect Corp	FEDEF-1D + 45 bps	Pay	11/23/2025	(13,878)	—	(13,878)
128,878	3,983	Worthington Steel In	FEDEF-1D + 45 bps	Pay	11/23/2025	7,461	—	7,461
(94,873)	(10,151)	Xenia Hotels & Resorts	FEDEF-1D - 35 bps	Receive	11/23/2025	(50,334)	—	(50,334)
(123,197)	(941)	Xpo Inc	FEDEF-1D - 35 bps	Receive	11/23/2025	(2,926)	—	(2,926)
75,726	279	Zebra Technologies	FEDEF-1D + 45 bps	Pay	11/23/2025	(8,501)	—	(8,501)
						$1,065,954	$—	$1,065,954

#	The counterparty for all swap contracts is Morgan Stanley.

^	Pays at maturity date.

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FEDEF-1D - 1 Day Federal Funds Rate. The FEDEF-1D was 3.64% on December 31, 2025.